Shareholder Report, Line Graph (Details) 193131_Horizon Kinetics Japan Owner Operator ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 12, 2025	Dec. 31, 2025
Horizon Kinetics Japan Owner Operator ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Horizon Kinetics Japan Owner Operator ETF NAV
Accumulated Value	$ 10,000	$ 10,343
MSCI JAPAN Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI JAPAN Net (USD)
Accumulated Value	$ 10,000	$ 11,919